Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 653,272	Fees	UNITED STATES	State of Utah
#: 2
	459,425	Fees	UNITED STATES	Government of United States of America
#: 3
	$ 531,583	Fees	UNITED STATES	Government of United States of America
#: 4
			UNITED STATES		Shootaring Mill
#: 5
			UNITED STATES		West Slope
#: 6
			UNITED STATES		Golden Eagle
#: 7
			UNITED STATES		Utah Uranium Claims
#: 8
			UNITED STATES		Velvet-Wood
#: 9
			UNITED STATES		Frank M
#: 10
			UNITED STATES		Marysvale
#: 11
			UNITED STATES		Newsboy
#: 12
			UNITED STATES		Dripping Springs Quartzite
#: 13
			UNITED STATES		Artillery Peak
#: 14
			UNITED STATES		Findlay Tank
#: 15
			UNITED STATES		California Uranium Claims
#: 16
			UNITED STATES		Slick Rock